UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha,   NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

         80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  8/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
August 31, 2013 (Unaudited)
Shares		Market Value

	COMMON STOCK - 24.60%
	AGRICULTURE - 1.22%
1,130	Archer-Daniels-Midland Co.	$ 39,787
130	Bunge Ltd.	9,851
		49,638
	BUILDING MATERIALS - 1.30%
720	CRH PLC	15,207
260	Eagle Materials, Inc.	16,682
110	Martin Marietta Materials, Inc.	10,565
220	Vulcan Materials Co.	10,516
		52,970
	CHEMICALS - 2.95%
210	Eastman Chemical Co.	15,960
230	LyondellBasell Industries NV - ADR	16,134
340	Methanex Corp.	15,807
300	Monsanto Co.	29,367
130	Praxair, Inc.	15,262
360	Syngenta AG - ADR	28,217
		120,747
	ENGINEERING & CONSTRUCTION - 0.25%
160	Fluor Corp.	10,149

	FOOD - 0.61%
780	Dean Foods Co. *	14,945
150	Sanderson Farms, Inc.	9,822
		24,767
	FOREST PRODUCTS & PAPER - 0.90%
780	International Paper Co.	36,824

	IRON/STEEL - 1.12%
950	ArcelorMittal	12,173
740	Nucor Corp.	33,663
		45,836
	MINING - 5.57%
410	Antofagasta PLC	5,424
250	BHP Billiton Ltd.	7,960
1,650	BHP Billiton PLC	47,949
480	Franco-Nevada Corp.	21,777
790	Freeport-McMoRan Copper & Gold, Inc.	23,874
2,928	Glencore Xstrata PLC	13,828
730	Goldcorp, Inc.	21,526
880	Rio Tinto Ltd.	45,691
990	Silver Wheaton Corp.	26,086
1,000	Sumitomo Metal Mining Co. Ltd.	13,511
		227,626
Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
August 31, 2013 (Unaudited) (Continued)
Shares		Market Value

	OIL & GAS - 8.43%
230	Anadarko Petroleum Corp.	$ 21,027
300	Chevron Corp.	36,129
9,000	CNOOC Ltd.	17,873
150	Continental Resources, Inc. *	13,839
930	Eni SpA	21,200
330	Ensco PLC	18,335
210	EOG Resources, Inc.	32,981
390	Exxon Mobil Corp.	33,992
180	Helmerich & Payne, Inc.	11,347
490	Marathon Oil Corp.	16,871
320	Noble Energy, Inc.	19,658
240	Occidental Petroleum Corp.	21,170
1,900	Petroleo Brasileiro SA	12,688
110	Pioneer Natural Resources Co.	19,247
520	Total SA	28,753
550	Valero Energy Corp.	19,541
		344,651
	OIL & GAS SERVICES - 1.19%
210	Cameron International Corp. *	11,926
260	Halliburton Co.	12,480
160	National Oilwell Varco, Inc.	11,888
150	Schlumberger Ltd.	12,141
		48,435
	REITS - 0.80%
210	Rayonier, Inc.	11,600
770	Weyerhaeuser Co.	21,083
		32,683
	TRANSPORTATION - 0.26%
70	Union Pacific Corp.	10,748

	TOTAL COMMON STOCK	1,005,074
	(Cost - $999,456)

	MUTUAL FUND - 2.59%
	ASSET ALLOCATION FUND - 2.59%
13,440	Parametric Commodity Strategy Fund	105,637
	TOTAL MUTUAL FUND
	(Cost - $108,135)

	EXCHANGE TRADED FUNDS - 46.78%
	COMMODITY FUND - 7.79%
5,600	United States Commodity Index Fund *	318,528

	DEBT FUND - 38.99%
64,400	PowerShares Senior Loan Portfolio	1,593,256

	TOTAL EXCHANGE TRADED FUNDS	1,911,784
	(Cost - $1,923,572)
Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
August 31, 2013 (Unaudited) (Continued)
Shares		Market Value

	SHORT-TERM INVESTMENT - 25.05%
	MONEY MARKET FUND - 25.05%
1,023,881	BlackRock Liquidity Funds T-Fund Portfolio, 0.04% + ^	$ 1,023,881
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $1,023,881)

	TOTAL INVESTMENTS - 99.02%
	(Cost - $4,055,044) (a)	$ 4,046,376
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.98%	40,012
	TOTAL NET ASSETS - 100.00%	$ 4,086,388

* Non-Income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2013.
^ Part or all of this security is a holding in North Peak Asset Management Fund Limited II (NPAMFL II).
ADR - American Depositary Receipt
REITS - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,055,044 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 53,894
Unrealized depreciation:	(62,562)
Net unrealized depreciation:	$ (8,668)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
August 31, 2013 (Unaudited) (Continued)

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors:

(i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2013 for the Fund's assets and liabilities measured at fair value:

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
August 31, 2013 (Unaudited) (Continued)

	Assets	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 1,005,074	$ -	$ -	$ 1,005,074
	Mutual Fund	105,637	-	-	105,637
	Exchange Traded Funds	1,911,784	-	.	1,911,784
	Money Market Funds	1,023,881	-	-	1,023,881
	Total	$ 4,046,376	$ -	$ -	$ 4,046,376
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

North Peak Asset Management Fund Limited II (NPAMFL II) – The Consolidated Portfolio of Investments of the Fund includes NPAMFL II, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

NPAMFL II will utilize commodity futures, options on futures, swap contracts and structured notes to facilitate the Fund’s pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based products, NPAMFL II may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investments in the NPAMFL II is as follows:

	Inception Date of CFC	CFC Net Assets at August 31, 2013		% of Fund Net Assets at August 31, 2013
NPAMFL II	3/18/2013	$100		0.00% #

# Less than 0.01%

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
August 31, 2013 (Unaudited) (Continued)

Underlying Investment in Other Investment Companies - The Fund currently invests a portion of its assets in the BlackRock Liquidity Fund T-Fund Portfolio and PowerShares Senior Loan Portfolio (“BlackRock” and "PowerShares", respectively).  The Fund may redeem its investment from BlackRock or PowerShares at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of BlackRock and PowerShares.  The financial statements of BlackRock and PowerShares, including the portfolio of investments, can be found at www.blackrock.com and www.invescopowershares.com, respectively, or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of August 31, 2013 the percentage of the Fund’s net assets invested in BlackRock and PowerShares was 25.05% and 38.99%, respectively.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

10/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date    10/30/13

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

10/30/13